Taxes on income	12 Months Ended
Dec. 31, 2020
Taxes on income
Taxes on income

22. Taxes on income

22.1Income tax expense

Income tax expense include current and deferred income taxes as follows:

In EUR	2020	2019	2018
Current tax expense	2,275,672	201,953	1,883,669
Adjustments in respect of current income tax of previous year	86,252	156,800	275,895
Deferred income tax charge / (benefit)	(943,789)	382,812	(1,781,454)
Income tax expense	1,418,134	741,565	378,110

Both VIA AG and VIA optronics GmbH are subject to corporate income tax and trade tax in Germany. The statutory corporate income tax rate of VIA AG in 2020 and 2019 is 15.0% plus solidarity surcharge of 5.5% thereon (15.82% in total). The municipal trade tax in 2020 is approximately 16.35%.

For the year ending December 31, 2020, the statutory German corporate income tax rate applicable to VIA optronics GmbH is 32.17% (2019: 31.9%, 2018: 31.8%). It consists of the corporate income tax rate of 15.0% plus solidarity surcharge of 5.5% and the variable municipal trade tax of 16.35% (in 2019 – 16.1%, in 2018—16.0%,). The change in the municipal trade tax is due to the complete relocation of the permanent establishment from Altdorf to Nuremberg, with Nuremberg having a higher trade tax rate.

For the Group’s subsidiaries, VIA LLC (USA) a tax rate of 23.75% (2019: 26.5%; 2018: 27.0%), for VIA Suzhou (China) a tax rate of 25.0% in 2020, 2019 and 2018 and for VTS (Japan) a tax rate of 34.1% (2019: 34.1%, 2018: 33.9%) is applicable. For VIA Taiwan the tax rate applicable in 2020 is 20.0% (2019: 20.0%).

22.2Effective tax rate

The company’s applicable tax rate is 32.17% (2019: 32.17%), being the applicable income tax rate of VIA AG. The reconciliation of the Group’s statutory tax rate to its effective tax rate is as follows:

In EUR	2020	2019	2018
(Loss)/Profit before tax	(2,193,310)	(12,616,073)	3,756,420
Tax under domestic (German) tax rate	705,588	4,058,591	(1,195,744)
Effect of tax rate in foreign jurisdictions	423,177	119,823	545,310
Tax effect of:
Changes in domestic tax rate		(11,938)	70,954
Non‑deductible expenses	(128,603)	(47,925)	(71,349)
Current‑year losses for which no deferred tax asset is recognized	(2,360,472)	(2,582,253)	—
Write off (reversal) of deferred tax assets for tax losses carried forward or deductible temporary differences	(13,965)	(2,089,536)	113,383
Non‑deductible withholding taxes	(126,455)	(195,123)	(275,868)
Permanent difference from business combination	—	—	719,359
Income tax for prior years	72,671	(892)	(275,895)
Others	9,925	7,688	(8,260)
Income tax expense	(1,418,134)	(741,565)	(378,110)
Effective tax rate	64.66%	5.88%	10.07%

22.3Deferred Taxes

The components of deferred tax balances are as follows:

	2020		2019		2018
	Deferred Tax	Deferred Tax	Deferred Tax	Deferred Tax	Deferred Tax	Deferred Tax
In EUR	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Non‑current assets
Intangible assets	158,134	(292,338)	115,923	(476,530)	—	(576,234)
Property and equipment	—	(3,073,184)	—	(4,155,783)	—	(1,589,665)
Other financial assets			—	—	45,633	—
Current assets
Inventories	58,186	—	312,529	—	317,440	—
Trade accounts receivables	163,841	—	50,849	(13,913)	305,873	(19,992)
Other current assets	—	(85,795)	—	(2,319,362)	—	(732,527)
Cash and cash equivalents	8,100	—	13,596	—	48,119	—
Non‑current liabilities
Loans	—	—	—	—	—	—
Provisions	41,791	(12,737)	34,740	—	40,339
Other financial liabilities			—	—	—	(11,221)
Lease liabilities	2,076,118	—	2,803,625	—	—	—
Current liabilities
Loans	—	—	—	—	29,772	—
Trade accounts payable	691,939	(60,747)	880,190	(86,100)	138,878	—
Provisions	—	—	—	—	237,526	(232,600)
Lease liabilities	484,147	—	484,298	—	—	—
Other financial liabilities	208,879	—	39,935	—	15,983	—
Other non‑financial liabilities	2,359	(10,445)	15,778	(4,011)	10,324	—
Losses carried forward	40,242	—	1,769,111	—	1,886,325	—
Deferred Taxes before netting	3,933,737	(3,535,246)	6,520,574	(7,055,699)	3,076,212	(3,162,239)
Netting	(3,535,246)	3,535,246	(6,351,887)	6,351,887	(1,138,361)	1,138,361
Deferred Taxes netted	398,491	(0)	168,687	(703,812)	1,937,851	(2,023,878)

Deferred tax assets are recognized on unused tax losses to the extent that it is probable that taxable profits will be available in the future against which the unused tax losses can be utilized. In this regard, management exercises judgment as to the expected timing and the amount of the taxable profits and measures deferred tax assets on unused tax losses accordingly.

Due to continuing losses, in 2020 the Company determined that the recoverability of the deferred tax assets for VIA optronics AG, VIA optronics GmbH and VIA LLC, in excess of recoverable deferred tax liabilities, was not deemed probable. Therefore, deferred taxes of TEUR 2,360 for current tax losses were not recognized.

In Germany, the Group has accumulated corporate income tax losses carried forward of TEUR 27,726 (2019: TEUR 17,658) and trade tax losses carried forward of TEUR 27,132 (2019: TEUR 17,246), no deferred tax asset was recognized for TEUR°27,601 (corporate income tax) resp. TEUR°27,005 (trade tax). German corporate income tax and trade tax losses carried forward do not expire in the future.

In other countries, the Group has accumulated tax losses carried forward of TEUR 3,701 (2019: TEUR 5,043). For TEUR 796 (2019: TEUR 4,126), no deferred tax asset was recognized. The non‑recognized tax losses of VTS (Japan) (TEUR 850) were fully used in 2020. Carry forward of tax losses from VIA LLC until 2017 of TEUR 2,635 are limited to a carryforward‑period of 20 years.

For deductible temporary differences of TEUR 3,184 from VIA optronics AG, VIA optronics GmbH and VIA LLC a deferred tax asset was not recognized. Further, no deferred tax asset was recognized for deductible temporary differences of TEUR 1,026 of VTS (Japan), since the future deduction for tax purposes is uncertain at the balance sheet date.

Deferred taxes charged to equity in 2020 were TEUR 9 (2019: TEUR 67). In previous periods, deferred taxes charged to equity resulted from the foreign currency reserve adjustment. In 2018, a deferred tax liability of TEUR 2,857 was initially recognized as a result of the acquisition of the shares in VTS.

Deferred tax liabilities relating to outside based differences in the amount of TEUR 242 (2019: TEUR 156) are not recognized. The outside basis differences, which are indefinitely reinvested, amount to TEUR 755 (2019: TEUR 490).